UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-21769
Highland Special Situations Fund
(Exact name of registrant as specified in charter)
NexBank Tower
13455 Noel Road, Suite 800
Dallas, Texas 75240
(Address of principal executive offices) (Zip code)
R. Joseph Dougherty
Highland Capital Management, L.P.
NexBank Tower
13455 Noel Road, Suite 800
Dallas, Texas 75240
(Name and address of agent for service)
Registrant’s telephone number, including area code: (877) 665-1287
Date of fiscal year end: December 31
Date of reporting period: March 31, 2009
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
The Schedule(s) of Investments is attached herewith.
INVESTMENT PORTFOLIO

As of March 31, 2009 (unaudited)	Highland Special Situations Fund

Principal Amount ( $)		Value ($)
Senior Loans (a) - 33.7%

Aerospace -1.8%
	US Airways Group, Inc.
1,474,747	Term Loan, 3.02%, 03/21/14	606,755

Chemicals - 1.7%
	Tronox Worldwide, LLC
909,600	Revolver, 5.93%, 11/28/10 (b)	575,886

Energy - 3.0%
	Venoco, Inc.
1,977,942	Second Lien Term Loan, 5.25%, 05/07/14	1,038,420

Forest Products/Containers - 2.8%
	Boise Paper Holdings, LLC
2,500,000	Second Lien Term Loan, 9.25%, 02/23/15	962,500

Healthcare - 3.4%
	LifeCare Holdings
1,954,430	Term Loan, 5.43%, 08/11/12	1,175,101

Housing - 7.2%
	Trussway Industries, Inc.
4,516,080	Term Loan, 4.02%, 05/31/09 (c) (d)	2,466,231

Service - 8.3%
	Thermo Fluids (Northwest), Inc.
4,471,224	Tranche B Term Loan, 5.82%, 06/27/13	2,839,227

Transportation — Automotive - 2.9%
	Motor Coach Industries International, Inc.
486,583	Second Lien Term Loan, 12.75%, 12/01/09	231,128
556,706	12.75%, 09/16/09 PIK	445,365
399,381	Tranche B DIP 15.25%, 09/16/09 PIK (d)	314,552
	Penda Corp.
299,726	Term Loan, 12.00%, 05/03/10 (d) (e)	19,003

		1,010,048

Transportation - Land Transportation - 0.3%
	Gainey Corp.
963,205	Term Loan, 9.93%, 04/20/12 PIK (e)	105,953

Utility - 2.3%
	Entegra TC LLC
2,727,518	Third Lien Term Loan, 7.22%, 10/19/15 PIK	785,143

	Total Senior Loans (Cost $20,589,777)	11,565,264

Foreign Denominated Senior Loans (a) - 2.1%

Denmark EUR - 2.1%
	Danish Holdco A/S
3,383,051	Mezzanine Facility, 8.94%, 05/01/17 PIK	718,898

	Total Foreign Denominated Senior Loans (Cost $3,383,051)	718,898

Asset-Backed Securities (f) (g) - 0.5%
	Cent CDO, Ltd.
1,000,000	Series 2007-15A, Class C, 3.56%, 03/11/21	70,500
	Gulf Stream Sextant CLO, Ltd.
1,013,186	Series 2007-1A, Class D, 3.72%, 06/17/21 PIK	40,527
	Stanfield McLaren CLO, Ltd.
1,000,000	Series 2007-1A, Class B2L, 5.76%, 02/27/21	58,746

	Total Asset-Backed Securities (Cost $2,181,985)	169,773

Corporate Notes and Bonds - 18.3%

Broadcasting - 0.0%
	Young Broadcasting, Inc.
1,000,000	10.00%, 03/01/11 (e) (h)	110

Energy 3.9%
	Energy XXI Gulf Coast, Inc.
3,000,000	10.00%, 06/15/13	1,357,500

Financial - 1.4%
	HUB International Holdings, Inc.
1,000,000	10.25%, 06/15/15 (f)	480,000

Healthcare - 13.0%
	Celtic Pharma Phinco B.V.
1,083,774	17.00%, 06/15/12 PIK (f)	704,453
	Cinacalcet Royalty Sub LLC
742,869	8.00%, 03/30/17 (f)	802,298
	Molecular Insight Pharmaceuticals, Inc.
1,056,994	11.19%, 11/01/12 PIK (f) (g)	930,155
	Pharma X
1,079,002	15.50%, 03/30/17 PIK (f)	701,351
	TCD PhaRMA
1,500,000	16.00%, 04/15/24 (f)	1,320,000

		4,458,257

	Total Corporate Notes and Bonds (Cost $10,127,114)	6,295,867

Claims (i) - 0.0%

Utility - 0.0%
2,400,000	Mirant Corp.	—

	Total Claims (Cost $0)	—

See accompanying Notes to Investment Portfolio. | 1

INVESTMENT PORTFOLIO (continued)

As of March 31, 2009 (unaudited)	Highland Special Situations Fund

Shares		Value ($)
Common Stocks - 34.7%

Broadcasting - 0.2%
138,632	ICO Global Communications Holdings, Ltd. (i)	48,521

Healthcare - 9.3%
1,000,000	Genesys Ventures IA, LP (d) (i)	1,270,000
38,990	Teva Pharmaceutical Industries Ltd., SP ADR (h)	1,756,500
4,700	WellPoint, Inc. (i)	178,459

		3,204,959

Housing - 6.0%
70,329	Trussway Industries, Inc. (c) (d) (i)	2,061,343

Retail - 0.0%
12,265,769	Home Interiors & Gifts, Inc. (d) (i)	—

Service - 19.2%
660,008	Safety-Kleen Systems, Inc. (i)	6,600,077

	Total Common Stocks (Cost $13,850,070)	11,914,900

Units
Warrants (i) - 0.0%

Cable/Wireless Video - 0.0%
1,250	Grande Communications Holdings, Inc., expires 04/01/11 (d)	—

Wireless Communications - 0.0%
220,000	Clearwire Corp., expires 08/15/10	1,239
	Total Warrants (Cost $374,013)	1,239

Total Investments - 89.3% (Cost of $50,506,010) (j)		30,665,941

Preferred Shares at Liquidation Value — (1.2)%		(411,000)

Other Assets & Liabilities, Net - 11.8%		4,067,010

Net Assets applicable to Common Shareholders - 100.0%		34,321,951

(a)	Senior loans (also called bank loans, leveraged loans, or floating rate loans) in which the Fund invests generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. (Unless otherwise identified, all senior loans carry a variable rate interest.) These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. Rate shown represents the weighted average rate at March 31, 2009. Senior loans, while exempt from registration under the Securities Act of 1933 (the “1933 Act”), contain certain restrictions on resale and cannot be sold publicly. Senior secured floating rate loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(b)	Senior loan assets have additional unfunded loan commitments.

(c)	Affiliated issuer. See Note 8.

(d)	Represents fair value as determined by the Fund’s Board of Trustees ( the “Board”) or its designee, in good faith, pursuant to the policies and procedures approved by the Board. Securities with a total aggregate market value of $6,131,129, or 17.9% of net assets, were fair valued as of March 31, 2009.

(e)	The issuer is in default of its payment obligation. Income is not being accrued.

(f)	Security exempt from registration pursuant to Rule 144A under the 1933 Act. This security may only be resold, in transactions exempt from registration, to qualified institutional buyers. At March 31, 2009, this security amounted to $5,108,030 or 14.9% of net assets.

(g)	Variable rate asset. The interest rate shown reflects the rate in effect at March 31, 2009.

(h)	Securities (or a portion of securities) on loan as of March 31, 2009. See Note 10.

(i)	Non-income producing security.

(j)	Cost for U.S. Federal income tax purposes is $50,506,010.

PIK	Payment-in-Kind

CDO	Collateralized Debt Obligation

CLO	Collateralized Loan Obligation

EUR	Euro Currency

SP ADR	Sponsored American Depositary Receipt
Foreign Denominated Senior Loans
Industry Concentration Table:
(% of Total Net Assets)

Healthcare	2.0%

Total	2.0%

Unrealized appreciation	$2,176,318
Unrealized depreciation	(22,016,387)

Net unrealized depreciation	$(19,840,069)

2 | See accompanying Notes to Investment Portfolio.

NOTES TO INVESTMENT PORTFOLIO (unaudited)

As of March 31, 2009	Highland Special Situations Fund
Valuation of Investments
In computing the Fund’s net assets attributable to Common Shares, securities with readily available market quotations use those quotations for valuation. When portfolio securities are traded on the relevant day of valuation, the valuation will be the last reported sale price on that day. If there are no such sales on that day, the security will be valued at the mean between the most recently quoted bid and asked prices provided by the principal market makers. If there is more than one such principal market maker, the value shall be the average of such means. Securities without a sale price or quotations from principal market makers on the valuation day may be priced by an independent pricing service. Generally, the Fund’s loan and bond positions are not traded on exchanges and consequently are valued based on a mean of the bid and ask price from the third-party pricing services or broker-dealer sources that Highland Capital Management, L.P. (the “Investment Adviser”) has determined generally has the capability to provide appropriate pricing services and is approved by the Fund’s Board.
Securities for which market quotations are not readily available, for which the Fund has determined the price received from a pricing service or broker-dealer is “stale” or otherwise do not represent fair value (including when events materially affect the value of securities that occur between the time when market price is determined and calculation of the Fund’s NAV), will be valued by the Fund at fair value, as determined by the Board or its designee in good faith in accordance with procedures approved by the Board, taking into account factors reasonably determined to be relevant, including: (i) the fundamental analytical data relating to the investment; (ii) the nature and duration of restrictions on disposition of the securities; and (iii) an evaluation of the forces that influence the market in which these securities are purchased and sold. In these cases, the Fund’s NAV will reflect the affected portfolio securities’ fair value as determined in the judgment of the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to value securities may result in a value that is different from a security’s most recent sale price and from the prices used by other investment companies to calculate their NAV. Determination of fair value is uncertain because it involves subjective judgments and estimates not easily substantiated by auditing procedures.
There can be no assurance that the Fund’s valuation of a security will not differ from the amount that it realizes upon the sale of such security. Short-term investments, that is, those with a remaining maturity of 60 days or less, are valued at cost adjusted for amortization of premiums and accretion of discounts. Repurchase agreements are valued at cost plus accrued interest. Foreign price quotations are converted to U.S. dollar equivalents using the 4:00 PM London Time Spot Rate.
Adoption of Statement of Financial Accounting Standards No. 157 “Fair Value Measurement” (“FAS 157”):
In September 2006, the Financial Accounting Standards Board (“FASB”) issued FAS 157, “Fair Value Measurement,” which is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. FAS 157 defines how fair value should be determined for financial reporting purposes, establishes a framework for measuring fair value under GAAP, and requires additional disclosures about the use of fair value measurements in interim and annual periods subsequent to initial recognition, expanded information about the assets and liabilities measured at fair value and the potential effect of these fair valuations on net assets, but is not expected to result in any changes to the fair value measurements of the Fund’s investments. Adoption FAS 157 requires the Fund to assume that the portfolio investment is sold in a principal market to a market participant, or in the absence of a principal market, the most advantageous market, which may be a hypothetical market.
The Fund has adopted FAS 157 as of January 1, 2008. The Fund has performed an analysis of all existing investments and derivative instruments to determine the significance and character of all inputs to their fair value determination. Based on this assessment, the adoption of FAS 157 did not have any material effect on the Fund’s NAV. However, the adoption of FAS 157 does require the Fund to provide additional disclosures about the inputs used to develop the measurements and the effect of certain measurements on changes in net assets for the reportable periods as contained in the Fund’s periodic filings. The levels of fair value inputs used to measure the Fund’s investments are characterized in accordance with the fair value hierarchy established by FAS 157. Where inputs for an asset or liability fall into more than one level in the fair value hierarchy, the investment is classified in its entirety based on the lowest level input that is significant to that investment’s fair value measurement. The three levels of the fair value hierarchy established under FAS 157 are described below:
•	Level 1 — Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement;

•	Level 2 — Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active, but are valued based on executed trades; broker quotations that constitute an executable price; and alternative pricing sources supported by observable inputs are classified within Level 2. Level 2 inputs are either directly or indirectly observable for the asset in connection with market data at the measurement date; and
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NOTES TO INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2009	Highland Special Situations Fund
•	Level 3 — Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. In certain cases, investments classified within Level 3 may include securities for which the Fund has obtained indicative quotes from broker-dealers that do not necessarily represent prices the broker may be willing to trade on, as such quotes can be subject to material management judgment. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.
Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Fund’s assets as of March 31, 2009 as follows:

Assets at Fair Value	Total	Level 1	Level 2	Level 3
Portfolio Investments	$30,665,941	$1,983,480	$3,619,357	$25,063,104

Cash and foreign currency	3,654,833	3,654,833	—	—

Total	$34,320,774	$5,638,313	$3,619,357	$25,063,104

The Fund did not have any liabilities that were measured at fair value on a recurring basis at March 31, 2009.
The tables below set forth a summary of changes in the Fund’s assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the three months ended March 31, 2009.

Assets at Fair Value using unobservable inputs (Level 3)	Portfolio Investments
Balance as of December 31, 2008	$20,636,472
Transfers in/(out) of Level 3	1,762,804
Net accretion/(amortization) of discount/(premium)	241,389
Net realized gains/(losses)	(2,599,623)
Net unrealized gains/(losses)	6,147,521
Net purchases (sales)*	(1,125,459)

Balance as of March 31, 2009	$25,063,104

*	Includes any applicable borrowings and/or paydowns made on revolving credit facilities held in the Fund’s investment portfolio.

4 |

NOTES TO INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2009	Highland Special Situations Fund
The net unrealized losses presented in the tables above relate to investments that are still held at March 31, 2009, and the Fund presents these unrealized losses on the Statement of Operations as net change in unrealized appreciation/(depreciation) on investments.
Investments designated as Level 3 may include assets valued using quotes or indications furnished by brokers which are based on models or estimates and may not be executable prices. In light of the developing market conditions, the Investment Adviser continues to search for observable data points and evaluate broker quotes and indications received for portfolio investments. As a result, for the three months ended March 31, 2009, approximately $1,762,804 of the Fund’s portfolio investments were transferred from Level 2 to Level 3. Determination of fair values is uncertain because it involves subjective judgments and estimates not easily substantiated by auditing procedures.
New Accounting Pronouncements
In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statement disclosures.
In April 2009, FASB Staff Position No. 157-4 – Determining Fair Value when the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly (“FSP 157-4”) was issued. FSP 157-4 clarifies the process for measuring the fair value of financial instruments when the markets become inactive and quoted prices may reflect distressed transactions. FSP 157-4 provides a non-inclusive list of factors a reporting entity should consider when determining whether there has been a significant decrease in the volume and level of activity for an asset or liability when compared with normal market activity. Under FSP 157-4, if a reporting entity concludes there has been a significant decrease in volume and level of activity for the asset or liability (or similar assets or liabilities), transactions or quoted prices may not be determinative of fair value. Further analysis of the transactions or quoted prices is needed, and a significant adjustment to the transactions or quoted prices may be necessary to estimate fair value in accordance with FASB Statement No. 157 -Fair Value Measurements. FSP 157-4 is effective for interim and annual reporting periods ending after June 15, 2009, and shall be applied prospectively. Early adoption is permitted for periods ending after March 15, 2009. Earlier adoption for periods ending before March 15, 2009, is not permitted. At this time, Management is evaluating the impact of FSP 157-4 on the Fund’s financial statements.
For more information with regard to significant accounting policies, see the most recent annual report filed with the Securities and Exchange Commission.

| 5

Item 2. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Highland Special Situations Fund

By (Signature and Title)*	/s/ R. Joseph Dougherty R. Joseph Dougherty, President
(principal executive officer)

Date	5/26/09
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ R. Joseph Dougherty R. Joseph Dougherty, President
(principal executive officer)

Date	5/26/09

By (Signature and Title)*	/s/ M. Jason Blackburn M. Jason Blackburn, Secretary and Treasurer
(principal financial officer)

Date	5/26/09

*	Print the name and title of each signing officer under his or her signature.